USAA International Fund
Risk Return Summary USAA International Fund
INVESTMENT OBJECTIVE
The USAA International Fund (the Fund) seeks capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USAA International Fund	Fund Shares	Inst. Shares	Adviser Shares
Redemption Fee (as a percentage of amount redeemed on shares held less than 60 days)	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USAA International Fund	Fund Shares	Inst. Shares	Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	none	none	0.25%
Other Expenses	0.37%	0.24%	0.51%
Total Annual Operating Expenses	1.12%	0.99%	1.51%
Reimbursement from Adviser	none	none	(0.16%)	[1]
Total Annual Operating Expenses After Reimbursement	1.12%	0.99%	1.35%
[1]	USAA Asset Management Company (the Manager) has agreed, through October 1, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.35% of the Adviser Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board and may be changed or terminated by the Manager at any time after October 1, 2016.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued beyond one year.

Expense Example - USAA International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fund Shares	114	356	617	1,363
Inst. Shares	101	315	547	1,213
Adviser Shares	137	462	809	1,788

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in equity securities of foreign (including emerging markets) companies. The “equity securities” in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks, including rights and warrants.

The Fund will normally invest its assets in investments that are tied economically to a number of countries throughout the world. However, the Fund may invest a large percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. The Fund may invest in companies of any size, including mid- and small-cap companies. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors also may be considered.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than debt securities. In addition, the Fund invests primarily in foreign securities, and there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks are particularly heightened in this Fund because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

The Fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions and developments in the countries or regions in which the Fund invests and could be more volatile than the performance of more geographically-diversified funds.

The Fund also is subject to mid- and small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Mid- and small-cap companies may be more vulnerable than larger companies to adverse business or economic developments and also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in the securities of larger companies.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
6.77% (6/30/15)
BEST QUARTER*	WORST QUARTER*
20.90% 3rd Qtr. 2009	-20.30% 3rd Qtr. 2011

*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2014
Average Annual Total Returns - USAA International Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Fund Shares | Return Before Taxes	(5.09%)	6.26%	6.14%	none
Fund Shares | Return After Taxes on Distributions	(5.66%)	6.10%	5.68%	none
Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	(2.18%)	5.09%	5.19%	none
Inst. Shares | Return Before Taxes	(4.98%)	6.49%	none	4.58%		Aug. 01, 2008
Adviser Shares | Return Before Taxes	(5.33%)	none	none	6.95%		Aug. 01, 2010
Adviser Shares | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(4.90%)	5.33%	4.43%	1.82%	[1]	Aug. 01, 2008
Adviser Shares | Lipper International Funds Index (reflects no deduction for taxes)	(4.23%)	5.70%	5.29%	2.53%	[1]	Aug. 01, 2008
[1]	The performance of the MSCI EAFE Index and the Lipper International Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation in performance because of the difference. The average annual total returns for the MSCI EAFE Index and Lipper International Funds Index from July 31, 2010, through December 31, 2014, were 7.30% and 7.16%, respectively. The performance of the MSCI EAFE Index and Lipper International Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation in performance because of the difference.